UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

Capital World Bond Fund®
Investment portfolio

December 31, 2006

unaudited

Bonds & notes — 92.74%	Principal amount (000)		Market value (000)

EUROS — 21.28%
German Government 5.25% 2008		€ 5,400	$	US 7,219
German Government 5.375% 2010		2,900		3,982
German Government 5.25% 2011		29,525		40,825
German Government 5.00% 2012		25,800		35,775
German Government 3.75% 2013		11,000		14,355
German Government 4.50% 2013		51,825		70,407
German Government 4.25% 2014		29,420		39,547
German Government 4.00% 2016		14,538		19,245
German Government 6.25% 2024		44,300		73,939
German Government 6.25% 2030		7,375		12,773
German Government 5.50% 2031		1,500		2,392
German Government 4.00% 2037		10,000		13,016
French Government O.A.T. 5.50% 2007		7,770		10,305
French Government O.A.T. 3.00% 2009[1]		430		582
French Government O.A.T. 5.00% 2011		10,550		14,560
French Government O.A.T. 3.00% 2012[1]		88		124
French Government O.A.T. 1.00% 2017[1]		342		411
French Government O.A.T. Strip Principal 0% 2019		7,500		5,971
French Government O.A.T. 5.50% 2029		250		395
French Government O.A.T. 4.75% 2035		16,045		23,366
French Government O.A.T. 4.00% 2055		1,890		2,461
Spanish Government 4.25% 2007		16,360		21,648
Spanish Government 3.25% 2010		1,800		2,322
Spanish Government 6.15% 2013		7,000		10,305
Bayerische Vereinsbank 5.50% 2008[2]		750		1,005
Bayerische Hypo- und Vereinsbank AG 6.625% 2010		2,000		2,845
Bayerische Hypo- und Vereinsbank AG 6.00% 2014		2,380		3,432
UniCredito Italiano SpA 3.95% 2016		6,500		8,077
UniCredito Italiano SpA 4.50% 2019[3]		750		991
UniCredito Italiano Capital Trust III 4.028%[3]		10,000		12,317
Netherlands Government 5.75% 2007		9,250		12,232
Netherlands Government 5.25% 2008		7,615		10,241
Netherlands Government 5.50% 2010		2,030		2,814
Netherlands Government 7.50% 2023		1,500		2,770
Belgium (Kingdom of) 4.25% 2014		20,520		27,571
General Motors Corp. 7.25% 2013		8,085		10,574
General Motors Corp. 8.375% 2033		12,000		15,358
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative preferred[3]		12,850		16,602
Gaz Capital SA 5.875% 2015		3,250		4,524
Gaz Capital SA 5.875% 2015		7,500		10,440
Banque Centrale de Tunisie 4.75% 2011		4,500		5,993
Banque Centrale de Tunisie 4.75% 2011		4,750		6,326
Banque Centrale de Tunisie 6.25% 2013		1,350		1,932
Rodamco Europe Finance BV 3.75% 2012		10,330		13,134
NGG Finance PLC 6.125% 2011		2,000		2,823
National Grid PLC 4.375% 2020		6,750		8,332
Metro Finance BV 4.625% 2011		8,230		10,928
Resona Bank, Ltd. 3.75% 2015[3]		2,490		3,217
Resona Bank, Ltd. 4.125%[3]		4,935		6,295
Ireland (Republic of) Eurobond 5.00% 2013		6,320		8,826
Veolia Environnement 4.875% 2013		2,750		3,694
Veolia Environnement 6.125% 2033		3,375		5,001
Telecom Italia SpA 6.25% 2012		1,760		2,460
Telecom Italia SpA 7.75% 2033		3,930		6,182
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012		6,310		7,963
Hellenic Republic 8.80% 2007		5,047		6,806
Hellenic Republic 8.60% 2008		690		960
Société Générale 5.625% 2012		5,440		7,605
Santander Perpetual, SA 4.375%		5,840		7,533
Shinsei Bank, Ltd. 3.75% 2016[3]		4,000		5,128
Shinsei Bank, Ltd. 3.75% 2016[3]		1,790		2,295
PLD International Finance LLC 4.375% 2011		5,200		6,811
Telekom Austria AG 3.375% 2010		3,800		4,881
Telekom Finanzmanagement GmbH 4.25% 2017		1,500		1,867
ING Bank NV 6.00% 2007		2,000		2,668
ING Bank NV 5.50% 2012		2,000		2,777
ING Verzekeringen NV 6.25% 2021[3]		750		1,063
General Motors Acceptance Corp. 5.375% 2011		4,810		6,415
Tesco PLC 4.75% 2010		3,925		5,256
Deutsche Bank AG 5.375% 2012[3]		2,000		2,646
Deutsche Bank AG 5.125% 2013		1,700		2,331
Ford Motor Credit Co. 4.875% 2007		3,705		4,889
Barclays Bank PLC 4.75%[3]		4,000		4,701
BNP Paribas 5.25% 2014[3]		3,250		4,376
HBOS PLC 6.05%		3,000		4,235
Fortum Oyj 4.625% 2010		1,590		2,122
Fortum Oyj 5.00% 2013		1,500		2,051
DaimlerChrysler International Finance BV 7.00% 2011		2,825		4,069
Rheinische Hypothekenbank Eurobond 4.25% 2008[2]		3,000		3,977
Governor and Co. of the Bank of Ireland 6.45% 2010		2,665		3,738
Kingfisher PLC 4.50% 2010		2,600		3,423
Saint-Gobain Nederland BV 5.00% 2010		2,500		3,357
Sumitomo Mitsui Banking Corp. 4.375% 2014[3]		2,345		3,093
Anglian Water Services Financing PLC 4.625% 2013		2,250		3,008
Bulgaria (Republic of) 7.50% 2013		1,638		2,527
Bulgaria (Republic of) 7.50% 2013		250		386
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009		2,150		2,829
Deutsche Telekom International Finance BV 7.50% 2007[3]		750		1,003
Deutsche Telekom International Finance BV 8.125% 2012[3]		1,160		1,787
Household Finance Corp. 5.125% 2009		2,000		2,701
Merrill Lynch & Co., Inc. 4.625% 2018		2,000		2,587
International Endesa BV 5.375% 2013		1,750		2,432
Royal Bank of Scotland PLC 4.875% 2009		750		1,005
Royal Bank of Scotland PLC 6.00% 2013		960		1,384
Aries Vermögensverwaltungs GmbH, Series B, 7.75% 2009		1,500		2,164
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[3]		1,500		1,998
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013		1,500		1,956
Dexia Municipal Agency 3.50% 2009[2]		1,428		1,860
JSG Holdings PLC 11.50% 2015[4]		987		1,324
JSG Holdings PLC 11.50% 2015[4]		350		469
Italian Government BTPS Eurobond 1.65% 2008[1]		1,142		1,425
Stora Enso Oyj 5.125% 2014		1,000		1,347
E.ON International Finance BV 5.75% 2009		750		1,024
Edison SpA 5.125% 2010		750		1,018
Red Eléctrica de España Finance BV 4.75% 2013		750		1,013
AEGON NV 4.625% 2008		750		997
Bank of America Corp. 3.625% 2008		750		985
France Télécom 6.75% 2008[3]		530		720
Finland (Republic of) 5.75% 2011		500		705
Iesy Repository GmbH 10.125% 2015		500		684
RWE Finance BV 6.125% 2012		250		361
WDAC Intermediate Corp. 8.50% 2014		125		175
				813,771

JAPANESE YEN — 7.09%
Japanese Government 0.50% 2007		¥ 2,364,150		19,869
Japanese Government 0.90% 2008		4,123,500		34,727
Japanese Government 1.80% 2010		6,855,000		59,085
Japanese Government 1.30% 2011		3,171,000		26,819
Japanese Government 0.50% 2013		500,000		3,969
Japanese Government 1.50% 2014		12,391,000		103,918
Japanese Government 2.30% 2035		2,587,800		21,786
KfW International Finance Inc. 1.75% 2010		100,000		860
				271,033

BRITISH POUNDS — 4.94%
United Kingdom 7.25% 2007		£ 2,840		5,660
United Kingdom 5.75% 2009		250		498
United Kingdom 4.75% 2010		7,740		14,993
United Kingdom 5.00% 2012		7,500		14,714
United Kingdom 5.00% 2014		14,700		29,086
United Kingdom 4.75% 2015		14,400		28,119
United Kingdom 8.00% 2015		600		1,448
United Kingdom 4.00% 2016		2,600		4,804
United Kingdom 2.50% 2016[1]		419		887
United Kingdom 4.75% 2020		3,750		7,422
United Kingdom 6.00% 2028		1,350		3,231
United Kingdom 4.25% 2036		455		898
United Kingdom 4.75% 2038		5,480		11,814
United Kingdom 4.25% 2055		550		1,145
Abbey National PLC 7.50%[3]		4,510		9,867
Abbey National PLC 7.50%[3]		2,425		5,007
British Telecommunications PLC 7.75% 2016[3]		2,250		5,157
British Telecommunications PLC 8.625% 2020		3,290		7,849
British Telecommunications PLC 5.75% 2028		500		940
Commerzbank AG 6.625% 2019		3,000		6,397
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative preferred[3]		1,250		2,394
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,5]		2,400		4,649
Tesco PLC 5.50% 2033		2,140		4,375
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017		1,985		3,798
Kingfisher PLC 5.625% 2014		1,650		3,131
Standard Chartered Bank 5.375%		1,100		2,081
BOI Capital Funding (No. 4) LP 6.430%[3]		1,000		1,969
Sumitomo Mitsui Banking Corp. 6.164%[3]		990		1,930
Halifax Building Society 11.00% 2014		650		1,673
General Electric Capital Corp. 5.625% 2031		750		1,612
UPM-Kymmene Corp. 6.625% 2017		750		1,540
				189,088

SWEDISH KRONOR — 4.90%
Swedish Government 8.00% 2007		SKr 12,000		1,802
Swedish Government 5.00% 2009		260,160		38,964
Swedish Government 5.25% 2011		416,250		64,160
Swedish Government 6.75% 2014		413,925		71,694
Swedish Government 5.00% 2020		7,800		1,293
AB Spintab 6.00% 2009		62,800		9,582
				187,495

ISRAELI SHEKELS — 2.93%
Israeli Government 7.50% 2014		ILS338,957		89,135
Israeli Government 6.50% 2016		90,480		22,803
				111,938

SINGAPORE DOLLARS — 2.72%
Singapore (Republic of) 3.125% 2011		S$90,550		59,324
Singapore (Republic of) 3.75% 2016		64,850		44,779
				104,103

MEXICAN PESOS — 2.24%
United Mexican States Government, Series MI10, 9.50% 2014		MXN213,900		22,283
United Mexican States Government, Series M20, 8.00% 2023		156,587		15,137
United Mexican States Government, Series M20, 10.00% 2024		374,600		43,066
United Mexican States Government, Series M30, 10.00% 2036		30,000		3,609
América Móvil SAB de CV 8.46% 2036		15,000		1,417
				85,512

EGYPTIAN POUNDS — 1.64%
Egypt (Arab Republic of) Treasury Bill 0% 2007		EGP 15,375		2,686
Egypt (Arab Republic of) Treasury Bill 0% 2007		47,650		8,218
Egypt (Arab Republic of) Treasury Bill 0% 2007		20,700		3,563
Egypt (Arab Republic of) Treasury Bill 0% 2007		10,000		1,712
Egypt (Arab Republic of) Treasury Bill 0% 2007		8,625		1,471
Egypt (Arab Republic of) Treasury Bill 0% 2007		9,025		1,534
Egypt (Arab Republic of) Treasury Bill 0% 2007		17,600		2,985
Egypt (Arab Republic of) Treasury Bill 0% 2007		245,775		39,595
Egypt (Arab Republic of) Treasury Bill 0% 2007		4,625		807
				62,571

NEW TURKISH LIRE — 1.63%
Turkey (Republic of) 20.00% 2007		TRY34,830		24,423
Turkey (Republic of) Treasury Bill 0% 2008		19,340		10,119
Turkey (Republic of) 15.00% 2010		34,112		21,533
Turkey (Republic of) 14.00% 2011		10,000		6,213
				62,288

POLISH ZLOTY — 1.52%
Polish Government 5.75% 2010		PLN67,150		23,775
Polish Government 6.00% 2010		60,500		21,624
Polish Government 4.25% 2011		20,386		6,823
Polish Government 5.00% 2013		16,790		5,748
				57,970

SOUTH KOREAN WON — 1.49%
Korean Government 4.50% 2008		KRW 9,885,000	$	US10,557
Korean Government 5.00% 2011		2,646,560		2,848
Korean Government 4.25% 2014		27,208,900		27,839
Korean Government 5.25% 2015		14,381,410		15,700
				56,944

THAI BAHT — 1.46%
Thai Government 3.875% 2008		THB200,000		5,556
Thai Government 4.125% 2009		493,415		13,627
Thai Government 5.25% 2013		300,000		8,533
Thai Government 5.00% 2014		737,890		20,551
Thai Government 5.40% 2016		270,200		7,629
				55,896

ARGENTINE PESOS — 1.27%
Argentina (Republic of) 5.83% 2033[1,2,4]		ARS100,420		34,591
Argentina (Republic of) GDP-Linked 2035		113,975		4,432
Argentina (Republic of) 0.63% 2038[1,2]		61,843		9,419
				48,442

NORWEGIAN KRONER — 0.78%
Norwegian Government 6.50% 2013		NKr166,475		29,762

MALAYSIAN RINGGIT — 0.74%
Malaysia 3.756% 2011		MYR29,800		8,469
Malaysia 4.262% 2016		67,000		19,751
				28,220

INDONESIA RUPIAH — 0.66%
Indonesia (Republic of) 12.25% 2007		IDR12,420,000		1,397
Indonesia (Republic of) 10.00% 2011		4,000,000		445
Indonesia (Republic of) 12.50% 2013		26,790,000		3,348
Indonesia (Republic of) 11.00% 2014		35,000,000		4,048
Indonesia (Republic of) 11.00% 2020		54,225,000		6,198
Indonesia (Republic of) 12.80% 2021		60,025,000		7,881
Indonesia (Republic of) 12.90% 2022		15,705,000		2,075
				25,392

BRAZILIAN REAL — 0.61%
Brazilian Treasury Bill 6.00% 2010[1]		R$42,660		19,115
Brazil (Federal Republic of) Global 12.50% 2016		4,250		2,261
Brazil (Federal Republic of) Global 12.50% 2022		3,500		1,876
				23,252

HUNGARIAN FORINT — 0.57%
Hungarian Government 6.00% 2011		HUF4,389,940		21,880

COLOMBIAN PESOS — 0.51%
Columbia (Republic of) Global 11.75% 2010		COP 2,385,000		1,151
Colombia (Republic of) Global 12.00% 2015		34,839,000		18,514
				19,665

CANADIAN DOLLARS — 0.50%
Canadian Government 7.25% 2007		C$ 1,000	$	US 869
Canadian Government 5.50% 2010		13,755		12,375
Canadian Government 5.25% 2012		2,000		1,820
Canadian Government 5.75% 2029		2,250		2,372
Manitoba Telecom Services Inc., Series 4, 5.85% 2009		1,000		880
Thompson Corp. 6.50% 2007		825		716
				19,032

AUSTRALIAN DOLLARS — 0.46%
Queensland Treasury Corp. 6.00% 2015		A$12,725		9,960
New South Wales Treasury Corp. 5.50% 2014		10,250		7,745
				17,705

DANISH KRONER — 0.34%
Nykredit 4.00% 2035[2]		DKr78,627		12,861

U.S. DOLLARS — 32.46%
U.S. Treasury 3.125% 2007	$	US 9,890		9,821
U.S. Treasury 3.25% 2007		9,650		9,545
U.S. Treasury 3.625% 2007		10,535		10,465
U.S. Treasury 6.25% 2007		16,990		17,015
U.S. Treasury 4.75% 2008		6,900		6,891
U.S. Treasury 3.375% 2008		29,500		28,744
U.S. Treasury 3.875% 2009[1]		566		582
U.S. Treasury 5.75% 2010		7,000		7,243
U.S. Treasury 4.50% 2011[6]		14,410		14,304
U.S. Treasury 2.375% 2011[1]		7,975		7,945
U.S. Treasury 3.875% 2013[6]		57,075		54,632
U.S. Treasury Principal Strip 0% 2014[6]		19,000		13,662
U.S. Treasury 4.00% 2014[6]		19,170		18,355
U.S. Treasury 4.25% 2014[6]		24,500		23,788
U.S. Treasury 2.00% 2014[1]		7,944		7,719
U.S. Treasury 4.50% 2016		8,040		7,914
U.S. Treasury 8.875% 2017[6]		4,250		5,687
U.S. Treasury 8.50% 2020[6]		27,625		37,320
U.S. Treasury 7.875% 2021[6]		3,000		3,906
U.S. Treasury 8.00% 2021[6]		5,350		7,091
U.S. Treasury 2.375% 2025[1]		246		246
U.S. Treasury 6.50% 2026[6]		29,350		35,248
U.S. Treasury 5.25% 2029[6]		6,725		7,057
U.S. Treasury 3.375% 2032[1]		262		317
U.S. Treasury 4.50% 2036[6]		66,165		62,950
Fannie Mae 4.25% 2007		11,835		11,772
Fannie Mae 4.75% 2007		24,380		24,302
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012[2]		3,000		2,906
Fannie Mae 5.00% 2017[2]		2,008		1,981
Fannie Mae 5.00% 2019[2]		478		470
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025[2,3]		33		36
Fannie Mae 5.50% 2034[2]		3,120		3,092
Fannie Mae 5.50% 2034[2]		1,165		1,153
Fannie Mae 5.00% 2035[2]		6,562		6,338
Fannie Mae 5.00% 2035[2]		3,612		3,489
Fannie Mae 5.841% 2036[2,3]		869		873
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]		1,849		1,882
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]		7,536		5,729
Freddie Mac 5.00% 2035[2]		12,007		11,592
Freddie Mac 5.00% 2035[2]		3,725		3,595
Freddie Mac 5.50% 2036[2]		7,962		7,873
Freddie Mac 6.00% 2036[2]		8,895		8,960
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[2]		7,114		5,310
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]		7,461		5,546
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[5]		2,500		3,228
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		18,500		23,888
Russian Federation 5.00%/7.50% 2030[2,7]		17,690		20,056
Argentina (Republic of) 4.193% 2012[2,3]		9,800		6,951
Argentina (Republic of) 0% 2035		70,920		9,468
Scottish Power PLC 5.375% 2015		12,700		12,552
Scottish Power PLC 5.81% 2025		3,725		3,696
Development Bank of Singapore Ltd. 7.875% 2010[5]		10,250		11,048
Development Bank of Singapore Ltd. 7.125% 2011[5]		3,800		4,077
Sumitomo Mitsui Banking Corp. 5.625%[3,5]		8,890		8,705
Sumitomo Mitsui Banking Corp. 6.078%[3,5]		5,970		5,946
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,5]		1,744		1,701
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,5]		4,725		4,538
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,5]		8,000		7,708
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023		12,500		13,038
UniCredito Italiano SpA 5.584% 2017[3,5]		3,930		3,956
HVB Funding Trust I 8.741% 2031[5]		7,100		9,026
Enersis SA 7.375% 2014		11,935		12,866
Federal Home Loan Bank 4.625% 2007		10,835		10,797
Federal Home Loan Bank 5.625% 2016		1,875		1,930
Skandinaviska Enskilda Banken 6.875% 2009		500		516
Skandinaviska Enskilda Banken AB 5.471%[3,5]		12,400		12,048
Singapore Telecommunications Ltd. 6.375% 2011[5]		11,390		11,950
State of Qatar 9.75% 2030		7,250		10,839
Government National Mortgage Assn. 6.00% 2036[2]		995		1,007
Government National Mortgage Assn. 5.50% 2036[2]		8,624		8,563
Resona Bank, Ltd. 5.85%[3,5]		9,315		9,112
Banco Mercantil del Norte 6.135% 2016[5]		4,325		4,348
Banco Mercantil del Norte 6.862% 2021[5]		4,600		4,673
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]		8,500		8,576
Vale Overseas Ltd. 6.875% 2036		8,000		8,245
SBC Communications Inc. 6.25% 2011		3,250		3,358
SBC Communications Inc. 5.625% 2016		1,500		1,496
SBC Communications Inc. 6.45% 2034		2,955		3,008
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,5]		11,150		7,698
TuranAlem Finance BV 7.75% 2013[5]		1,145		1,169
TuranAlem Finance BV 8.00% 2014		2,600		2,662
TuranAlem Finance BV 8.50% 2015[5]		3,695		3,847
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[2]		8,000		7,498
Nextel Communications, Inc., Series E, 6.875% 2013		2,660		2,690
Nextel Communications, Inc., Series D, 7.375% 2015		3,925		4,029
Household Finance Corp. 6.40% 2008		500		508
HSBC Bank USA 4.625% 2014[5]		2,900		2,768
HSBC Finance Corp. 5.00% 2015		1,815		1,768
HSBC Holdings PLC 6.50% 2036		1,350		1,457
Telecom Italia Capital SA, Series B, 5.25% 2013		6,550		6,254
Standard Chartered PLC 6.409%[5]		6,200		6,162
Open Joint Stock Co. Gazprom 9.125% 2007		3,250		3,300
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]		2,000		2,575
Kazkommerts International BV 7.00% 2009[5]		2,250		2,289
Kazkommerts International BV 8.50% 2013		1,750		1,888
Kazkommerts International BV (CGMD) 7.375% 2014[3,5]		500		510
Kazkommerts International BV 7.875% 2014[5]		500		522
Kazkommerts International BV 7.875% 2014		500		522
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036[2]		5,718		5,709
Lafarge 6.15% 2011		5,450		5,584
Pemex Project Funding Master Trust 9.125% 2010		500		562
Pemex Project Funding Master Trust 5.75% 2015		5,000		4,971
ORIX Corp. 5.48% 2011		5,500		5,496
C10 Capital (SPV) Ltd. 6.722%[3,5]		5,325		5,335
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred[3,5]		5,220		5,276
Dominican Republic 9.50% 2011		368		397
Dominican Republic 9.04% 2018[2,5]		2,459		2,831
Dominican Republic 9.04% 2018		1,771		2,038
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015[2]		5,170		5,113
National Grid PLC 6.30% 2016		4,825		5,006
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[2,3]		5,000		5,000
Telefónica Emisiones, SAU 7.045% 2036		4,500		4,795
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,5]		4,500		4,511
CVS Corp. 6.036% 2028[2,5]		4,410		4,405
Stora Enso Oyj 6.404% 2016[5]		1,000		1,027
Stora Enso Oyj 7.25% 2036[5]		3,010		3,165
Santander Issuances, SA Unipersonal 5.725% 2016[3,5]		2,100		2,104
Santander Issuances, SA Unipersonal 5.805% 2016[3,5]		2,000		2,019
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018[2]		4,176		4,079
Washington Mutual, Inc. 5.25% 2017		1,000		966
Washington Mutual Preferred Funding II Ltd. 6.665%[3,5]		3,000		3,029
PSEG Energy Holdings Inc. 8.625% 2008		345		355
PSEG Power LLC 7.75% 2011		3,325		3,596
Bulgaria (Republic of) 8.25% 2015		3,300		3,915
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]		4,100		3,881
May Department Stores Co. 5.75% 2014		125		122
Federated Retail Holdings, Inc. 5.90% 2016		2,290		2,291
Federated Department Stores, Inc. 7.45% 2017		1,335		1,447
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015[2]		4,000		3,842
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2,3]		3,822		3,829
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		2,925		3,053
CCH I, LLC and CCH I Capital Corp. 11.00% 2015		750		773
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[2]		3,777		3,686
St. Paul Travelers Companies, Inc. 6.25% 2016		3,450		3,629
Small Business Administration, Series 2003-20J, 4.92% 2023[2]		3,669		3,623
El Salvador (Republic of) 7.65% 2035[5]		3,130		3,560
General Motors Corp. 7.20% 2011		325		316
General Motors Corp. 7.125% 2013		1,995		1,885
General Motors Corp. 7.70% 2016		1,430		1,351
United Mexican States Government Global 11.375% 2016		1,220		1,760
United Mexican States Government Global 7.50% 2033		1,440		1,703
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]		1,760		1,699
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]		700		681
Westfield Group 5.70% 2016[5]		1,000		1,006
AES Corp. 8.75% 2013[5]		1,250		1,345
AES Panama SA 6.35% 2016[5]		2,000		1,973
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.675% 2035[2,3]		3,297		3,272
France Télécom 7.75% 2011[3]		2,980		3,249
Deutsche Telekom International Finance BV 8.25% 2030[3]		2,550		3,144
Korea Development Bank 4.625% 2010		3,000		2,936
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]		193		199
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[2]		137		140
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]		2,368		2,570
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[5]		2,275		2,477
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[5,7]		575		399
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.963% 2036[2,3]		2,863		2,871
Edison Mission Energy 7.73% 2009		500		520
Edison Mission Energy 7.50% 2013		1,175		1,234
Midwest Generation, LLC, Series B, 8.56% 2016[2]		1,002		1,105
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[2]		2,890		2,848
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.828% 2035[2,3]		2,810		2,812
American Tower Corp. 7.25% 2011		500		520
American Tower Corp. 7.125% 2012		1,595		1,647
American Tower Corp. 7.50% 2012		475		494
PNC Funding Corp., Series I, 6.517%[3,5]		2,600		2,648
SUPERVALU INC., Term Loan B, 7.10% 2012[2,3]		249		250
Albertson’s, Inc. 8.00% 2031		2,300		2,345
American Cellular Corp., Series B, 10.00% 2011		1,000		1,062
Dobson Cellular Systems, Inc. 9.875% 2012		200		219
Dobson Communications Corp. 8.875% 2013		1,250		1,280
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,5]		2,050		2,059
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,5]		475		479
Jamaican Government 9.00% 2015		280		304
Jamaican Government 9.25% 2025		2,000		2,230
General Electric Co. 5.00% 2013		1,000		990
General Electric Capital Corp., Series A, 6.75% 2032		1,275		1,465
Indonesia (Republic of) 6.75% 2014[5]		1,250		1,311
Indonesia (Republic of) 6.875% 2017[5]		1,000		1,065
CNA Financial Corp. 6.50% 2016		2,270		2,372
Triton PCS, Inc. 8.50% 2013		2,350		2,262
Michaels Stores, Inc., Term Loan B, 8.375% 2013[2,3]		294		297
Michaels Stores, Inc. 10.00% 2014[5]		1,855		1,938
Brazil (Federal Republic of) Global 7.875% 2015		2,000		2,233
PETRONAS Capital Ltd. 7.00% 2012[5]		2,050		2,214
Viacom Inc. 6.25% 2016		1,500		1,492
Viacom Inc. 6.875% 2036		700		694
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018[2]		2,256		2,184
Centex Corp. 4.75% 2008		525		520
Centex Corp. 5.25% 2015		1,735		1,641
Simon Property Group, LP 6.35% 2012		1,300		1,355
Simon Property Group, LP 5.875% 2017		750		765
Tenet Healthcare Corp. 6.375% 2011		1,425		1,311
Tenet Healthcare Corp. 7.375% 2013		825		762
Burlington Coat Factory Warehouse Corp. 11.125% 2014[5]		2,100		2,058
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,5]		2,111		2,031
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012		1,375		1,403
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013		325		353
Sierra Pacific Resources 8.625% 2014		250		270
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[2]		2,000		1,958
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[2]		2,000		1,947
Chohung Bank 4.50% 2014[3,5]		2,000		1,941
Developers Diversified Realty Corp. 5.375% 2012		1,950		1,934
Intelsat (Bermuda), Ltd. 10.484% 2012[3]		750		760
Intelsat (Bermuda), Ltd. 8.25% 2013		540		551
Intelsat PanAmSat Opco 9.00% 2016[5]		575		612
Sonoco, Inc. 5.75% 2017		1,950		1,911
Banque Centrale de Tunisie 7.375% 2012		1,750		1,904
K. Hovnanian Enterprises, Inc. 6.00% 2010		1,000		962
K. Hovnanian Enterprises, Inc. 8.875% 2012		910		928
Enterprise Products Operating LP, Series B, 5.00% 2015		2,000		1,889
Williams Companies, Inc. 7.372% 2010[3,5]		225		231
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011		100		103
Transcontinental Gas Pipe Line Corp. 6.40% 2016		75		76
Williams Partners LP 7.25% 2017[5]		125		128
Williams Companies, Inc. 7.875% 2021		275		296
Transcontinental Gas Pipe Line Corp. 7.25% 2026		575		596
Williams Companies, Inc. 8.75% 2032		390		443
Windstream Corp. 8.125% 2013[5]		1,400		1,522
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		305		330
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.961% 2036[2,3]		1,829		1,833
Northwest Airlines, Inc., Term Loan B, 8.866% 2013[2,3]		570		574
Northwest Airlines, Inc., Term Loan A, 7.116% 2018[2,3]		1,250		1,250
J.C. Penney Co., Inc. 8.00% 2010		1,705		1,817
Allied Waste North America, Inc., Series B, 5.75% 2011		250		243
Allied Waste North America, Inc., Series B, 6.125% 2014		275		263
Allied Waste North America, Inc., Series B, 7.375% 2014		1,280		1,280
Qantas Airways Ltd. 6.05% 2016[5]		2,000		1,783
HBOS PLC 5.375%[3,5]		1,755		1,731
Sanmina-SCI Corp. 8.125% 2016		1,750		1,702
Centennial Communications Corp. 11.122% 2013[3]		500		531
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013		840		909
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[3]		250		258
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[2]		1,625		1,695
Gulfstream Natural Gas 6.19% 2025[5]		1,670		1,683
Hughes Communications, Inc. 9.50% 2014		1,600		1,678
Hospitality Properties Trust 6.75% 2013		690		723
Hospitality Properties Trust 5.125% 2015		1,000		952
EOP Operating LP 7.00% 2011		1,000		1,083
EOP Operating LP 7.875% 2031		500		591
Rouse Co. 6.75% 2013[5]		1,590		1,605
LBI Media, Inc. 10.125% 2012		1,500		1,599
TNK-BP Finance SA 7.50% 2016[5]		1,500		1,599
R.H. Donnelley Inc. 10.875% 2012[5]		750		821
Dex Media, Inc., Series B, 8.00% 2013		750		776
Pakistan (Republic of) 7.125% 2016[5]		1,500		1,570
Residential Capital Corp. 6.875% 2015		1,510		1,568
UPM-Kymmene Corp. 5.625% 2014[5]		1,590		1,550
ACE INA Holdings Inc. 5.875% 2014		1,510		1,541
THL Buildco, Inc. 8.50% 2014		1,090		1,074
NTK Holdings Inc. 0%/10.75% 2014[7]		650		458
HCA Inc., Term Loan B, 8.114% 2013[2,3]		750		761
HCA INC 9.125% 11-15-14[5]		150		161
HCA INC 9.25% 11-15-16[5]		275		295
HCA INC 9.625% 11-15-16[4,5]		275		296
Guatemala (Republic of) 10.25% 2011		990		1,172
Guatemala (Republic of) 9.25% 2013		260		306
BOI Capital Funding (No. 2) LP 5.571%[3,5]		1,510		1,477
Colombia (Republic of) Global 10.375% 2033		484		696
Columbia (Republic of) Global 7.375% 2037		715		769
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013		1,141		1,247
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[2]		214		209
Covalence Specialty Materials Corp. 10.25% 2016[5]		1,575		1,449
Cinemark USA, Inc. 9.00% 2013		750		799
Cinemark, Inc. 0%/9.75% 2014[7]		750		648
NXP BV and NXP Funding LLC 8.118% 2013[3,5]		350		357
NXP BV and NXP Funding LLC 7.875% 2014[5]		525		545
NXP BV and NXP Funding LLC 9.50% 2015[5]		525		541
Pogo Producing Co. 7.875% 2013		675		688
Pogo Producing Co. 6.625% 2015		50		48
Pogo Producing Co. 6.875% 2017		730		701
Goodman Global Holdings, Inc., Series B, 7.875% 2012		1,450		1,432
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036[2]		1,430		1,432
Owens-Illinois, Inc. 7.35% 2008		525		531
Owens-Brockway Glass Container Inc. 7.75% 2011		865		893
Qwest Capital Funding, Inc. 7.00% 2009		900		920
Qwest Capital Funding, Inc. 7.25% 2011		225		231
Qwest Communications International Inc., Series B, 7.50% 2014		250		259
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013		1,475		1,405
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034[2]		1,375		1,382
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[2]		1,375		1,375
William Lyon Homes, Inc. 10.75% 2013		1,000		957
William Lyon Homes, Inc. 7.50% 2014		450		377
Seneca Gaming Corp. 7.25% 2012		1,300		1,329
NRG Energy, Inc. 7.25% 2014		1,315		1,328
Sensata Technologies BV 8.25% 2014[3,5]		1,370		1,322
HealthSouth Corp. 10.75% 2016[5]		1,200		1,297
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[2,3]		1,250		1,248
Concentra Operating Corp. 9.50% 2010		500		527
Concentra Operating Corp. 9.125% 2012		675		712
American Media Operations, Inc., Series B, 10.25% 2009		905		879
American Media Operations, Inc. 8.875% 2011		380		349
Technical Olympic USA, Inc. 9.00% 2010		490		485
Technical Olympic USA, Inc. 10.375% 2012		810		733
SunGard Data Systems Inc. 9.125% 2013		1,130		1,192
Stater Bros. Holdings Inc. 8.125% 2012		1,160		1,183
Building Materials Corp. of America 8.00% 2008		75		79
Building Materials Corp. of America 7.75% 2014		1,205		1,097
Standard Aero Holdings, Inc. 8.25% 2014		1,155		1,172
Serena Software, Inc. 10.375% 2016		1,086		1,158
Drummond Co., Inc. 7.375% 2016[5]		1,175		1,157
Accuride Corp. 8.50% 2015		1,195		1,156
Neiman Marcus Group, Inc. 9.00% 2015[4]		1,050		1,151
Warner Chilcott Corp. 8.75% 2015		1,112		1,145
Rural Cellular Corp. 9.75% 2010		750		774
Rural Cellular Corp. 11.121% 2012[3]		350		367
Peru (Republic of) 7.35% 2025		1,000		1,135
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.961% 2036[2,3]		1,123		1,130
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,5]		1,000		1,111
Comcast Cable Communications, Inc. 6.75% 2011		1,020		1,070
Young Broadcasting Inc. 10.00% 2011		1,120		1,070
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		1,095		1,065
UAL Corp., Term Loan B, 9.123% 2012[2,3]		94		95
UAL Corp., Term Loan B, 9.123% 2012[2,3]		653		657
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[2]		307		309
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013		995		1,060
Cablevision Systems Corp., Series B, 8.00% 2012		1,070		1,057
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012		1,015		1,056
AMC Entertainment Inc. 9.875% 2012		1,000		1,055
DRS Technologies, Inc. 6.875% 2013		700		709
DRS Technologies, Inc. 6.625% 2016		225		228
DRS Technologies, Inc. 7.625% 2018		100		103
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[2]		1,000		1,036
Cricket Communications, Inc. 9.375% 2014[5]		975		1,033
AMH Holdings, Inc. 0%/11.25% 2014[7]		1,500		1,020
AEP Industries Inc. 7.875% 2013		1,000		1,015
Newfield Exploration Co. 6.625% 2016		1,000		1,000
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036[2]		1,000		1,000
BNSF Funding Trust I 6.613% 2055[3]		1,000		997
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		425		416
Stone Container Corp. 8.375% 2012		205		202
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		400		378
Federal Agricultural Mortgage Corp. 4.25% 2008		1,000		987
Aztar Corp. 7.875% 2014		900		982
Dollarama Group LP and Dollarama Corp. 8.875% 2012		940		978
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[2]		1,000		977
Mohegan Tribal Gaming Authority 6.375% 2009		970		975
Royal Bank of Scotland Group PLC 5.00% 2014		1,000		972
CanWest Media Inc., Series B, 8.00% 2012		916		961
Tenneco Automotive Inc. 8.625% 2014		910		933
Accellent Inc. 10.50% 2013		865		902
Twin Reefs Asset Trust (XLFA), Series B, 6.35%[3,5]		900		902
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.967% 2035[2,3]		898		900
Goodyear Tire & Rubber Co. 8.625% 2011[5]		865		897
Radio One, Inc. 6.375% 2013		950		893
Riddell Bell Holdings Inc. 8.375% 2012		905		889
Warner Music Group 7.375% 2014		890		886
Meritage Homes Corp. 6.25% 2015		925		883
WDAC Intermediate Corp. 8.375% 2014[5]		850		879
Georgia Gulf Corp. 9.50% 2014[5]		625		613
Georgia Gulf Corp. 10.75% 2016[5]		275		265
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015[5]		850		865
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[2]		862		856
Iraq (Republic of) 5.80% 2028[2,5]		1,250		816
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.272% 2036[2,3]		789		800
Fisher Communications, Inc. 8.625% 2014		750		799
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012		750		791
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034[2]		786		790
NTL Cable PLC 8.75% 2014		750		788
Vitamin Shoppe 12.874% 2012[3]		750		788
Plastipak Holdings, Inc. 8.50% 2015[5]		750		784
Elizabeth Arden, Inc. 7.75% 2014		770		780
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014		780		779
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030[2]		771		778
TFM, SA de CV 12.50% 2012		715		776
Momentive Performance Materials Inc. 9.75% 2014[5]		750		754
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014		750		754
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes,
Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2,5]		750		746
International Lease Finance Corp. 4.75% 2009		750		741
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[2]		714		741
MGM MIRAGE 6.00% 2009		350		351
MGM MIRAGE 6.75% 2013		290		285
MGM MIRAGE 6.625% 2015		100		96
Linens ‘n Things, Inc. 10.999% 2014[3]		750		731
E*TRADE Financial Corp. 7.875% 2015		680		726
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[2]		714		709
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[2]		724		707
K&F Industries, Inc. 7.75% 2014		680		704
Entercom Radio, LLC 7.625% 2014		700		704
Electronic Data Systems Corp., Series B, 6.50% 2013[3]		480		484
Electronic Data Systems Corp. 7.45% 2029		200		219
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,5]		500		499
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,5]		200		200
Bon-Ton Department Stores, Inc. 10.25% 2014		675		694
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[2]		689		685
Team Finance LLC and Health Finance Corp. 11.25% 2013		655		681
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015		606		676
Graphic Packaging International, Inc. 8.50% 2011		650		676
El Paso Corp. 6.375% 2009		250		254
El Paso Corp. 7.75% 2010		395		420
Hawaiian Telcom Communications, Inc. 9.75% 2013		560		564
Hawaiian Telcom Communications, Inc. 10.889% 2013[3]		90		90
Argo-Tech Corp. 9.25% 2011		600		651
Foundation PA Coal Co. 7.25% 2014		625		639
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008		650		639
Grupo Posadas, SA de CV 8.75% 2011		600		632
Ford Motor Credit Co. 7.375% 2011		625		619
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,5]		597		618
Wells Fargo & Co. 3.50% 2008		625		612
Cox Communications, Inc. 4.625% 2010		625		612
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3]		625		610
Sealy Mattress Co. 8.25% 2014		580		609
WCI Communities, Inc. 9.125% 2012		625		598
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014		575		584
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012		544		574
Carnival Corp. 6.15% 2008		565		568
Hanesbrands Inc. 8.734% 2014[3,5]		550		562
Celestica Inc. 7.875% 2011		225		224
Celestica Inc. 7.625% 2013		345		338
Kimco Realty Corp., Series C, 5.783% 2016		550		558
UCAR Finance Inc. 10.25% 2012		510		540
FMG Finance Pty Ltd. 10.625% 2016[5]		500		539
Nalco Co. 8.875% 2013		500		532
Education Management LLC and Education Management Finance Corp. 10.25% 2016[5]		500		531
DaimlerChrysler North America Holding Corp. 4.75% 2008		530		525
CCMG Acquisition Corp. 10.50% 2016[5]		475		525
Tyson Foods, Inc. 6.85% 2016[3]		500		516
Host Marriott, LP, Series K, 7.125% 2013		500		514
Dole Food Co., Inc. 7.25% 2010		125		120
Dole Food Co., Inc. 8.875% 2011		395		391
International Coal Group, Inc. 10.25% 2014		500		503
Rite Aid Corp. 6.125% 2008[5]		500		496
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[2]		489		489
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[2]		500		480
Energy Transfer Partners, LP 6.125% 2017		470		477
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,5]		460		468
United Rentals (North America), Inc. 7.75% 2013		460		464
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[5]		450		461
Encore Acquisition Co. 6.00% 2015		500		459
Ashtead Group PLC 8.625% 2015[5]		415		434
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,5]		105		105
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,5]		105		105
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,5]		105		105
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,5]		105		105
Regal Cinemas Corp., Series B, 9.375% 2012[8]		400		419
Gaylord Entertainment Co. 8.00% 2013		400		417
Iron Mountain Inc. 7.75% 2015		380		390
Select Medical Corp. 7.625% 2015		450		376
Boyd Gaming Corp. 7.75% 2012		360		374
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014		375		366
RSC Equipment Rental, Second Lien Term Loan B, 8.87% 2013[2,3]		350		354
Den Danske Bank A/S 7.40% 2010[3,5]		350		353
Equistar Chemicals, LP 10.125% 2008		325		347
Raytheon Co. 6.00% 2010		332		340
Rockwood Specialties Group, Inc. 7.50% 2014		325		329
Quebecor Media Inc. 7.75% 2016		275		282
Electricidad de Caracas Finance BV 10.25% 2014[5]		270		281
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[2]		275		280
JSG Funding PLC 9.625% 2012		250		266
Delphi Corp. 6.50% 2013[9]		240		262
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[2]		254		257
Schering-Plough Corp. 5.55% 2013[3]		250		251
Liberty Media Corp. 8.25% 2030		250		246
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015		225		245
Ainsworth Lumber Co. Ltd. 6.75% 2014		300		230
Lazard Group LLC 7.125% 2015		210		218
Teekay Shipping Corp. 8.875% 2011		200		216
ACIH, Inc. 0%/11.50% 2012[5,7]		300		209
Ukraine Government 11.00% 2007[2]		164		166
Carmike Cinemas, Inc., Term Loan B, 8.60% 2012[2,3]		149		151
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.66% 2035[2,3]		135		135
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[2,3,5]		107		107
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032[2]		82		83
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,5]		79		78
Stoneridge, Inc. 11.50% 2012		25		26
				1,241,322

Total bonds & notes (cost: $3,396,402,000)				3,546,142

Warrants — 0.00%		Shares		Market value (000)

U.S. DOLLAR — 0.00%
GT Group Telecom Inc., warrants, expire 2010[5,8,10]		1,000	$	US—*

Total warrants (cost: $52,000)				—*

Preferred securities — 2.05%

EUROS — 1.16%
Allied Irish Banks, PLC 4.781%[3]		6,560,000		8,277
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[3]		3,000,000		4,413
BNP Paribas 5.868%[3]		6,750,000		9,501
BNP Paribas 6.342%[3]		500,000		713
SG Capital Trust III 5.419% noncumulative trust preferred[3]		3,500,000		4,835
SG Capital Trust I 7.875% noncumulative trust preferred[3]		1,000,000		1,452
HSBC Capital Funding LP 8.03% noncumulative preferred[3]		3,000,000		4,613
HVB Funding Trust VIII 7.055%[3]		2,460,000		3,606
Bank of Ireland UK Holdings PLC 7.40%[3]		2,000,000		2,929
MUFG Capital Finance 2 Ltd. 4.85% noncumulative preferred[3]		2,000,000		2,581
Deutsche Bank Capital Funding Trust IV, noncumulative trust preferred, Class B, 5.33%[3]		1,000,000		1,367
				44,287

U.S. DOLLARS — 0.78%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,5]		8,800,000		9,472
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[3,5]		8,280,000		8,435
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[3]		7,403,000		7,533
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,5]		2,000,000		1,914
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[3,5]		1,550,000		1,578
Société Générale 7.85%[3,5]		700,000		705
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[3,5]		200,000		209
				29,846

BRITISH POUNDS — 0.11%
Barclays Bank PLC 6.875%[3]		1,100,000		2,328
Governor and Co. of the Bank of Ireland 6.25%[3]		1,000,000		2,082
				4,410

Total preferred securities (cost: $76,726,000)				78,543

Common stocks — 0.00%

U.S. DOLLAR — 0.00%
Delta Air Lines, Inc.[10]		34,503		45

Total common stocks (cost: $205,000)				45

		Principal amount		Market value
Short-term securities — 2.96%		(000)		(000)

Clipper Receivables Co., LLC 5.275% due 1/8/2007[5]	$	US20,900	$	US 20,876
Old Line Funding, LLC 5.26% due 1/3-1/4/2007[5]		16,700		16,691
Amsterdam Funding Corp. 5.30% due 1/25/2007[5]		16,000		15,941
CAFCO, LLC 5.25% due 1/4/2007[5]		15,300		15,291
Stadshypotek Delaware Inc. 5.30% due 2/2/2007[5]		13,800		13,733
AT&T Inc. 5.32% due 1/2/2007[5]		13,000		12,992
Triple-A One Funding Corp. 5.30% due 1/17/2007[5]		12,000		11,970
Allied Irish Banks N.A. Inc. 5.25% due 1/29/2007[5]		5,500		5,477

Total short-term securities (cost: $112,971,000)				112,971

Total investment securities (cost: $3,586,356,000)				3,737,701
Other assets less liabilities				86,075

Net assets			$	US3,823,776

*Amount less than one thousand.
1Index-linked bond whose principal amount moves with a government retail price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $386,758,000, which represented 10.11% of the net assets of the fund.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
7Step bond; coupon rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $419,000.
9Scheduled interest and/or principal payment was not received.
10Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$165,485
Gross unrealized depreciation on investment securities	(17,262)
Net unrealized appreciation on investment securities	148,223
Cost of investment securities for federal income tax purposes	3,589,478

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-931-0207-S6857

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: February 28, 2007